GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL AND OTHER INTANGIBLES
Schedule of change in the carrying value of goodwill by segment

			Europe,
			Middle East &
	Americas	Asia Pacific	Africa	Total
Balance, December 31, 2017	$356.4	$53.1	$186.6	$596.1
Foreign currency translation	1.9	(2.5)	(10.5)	(11.1)
Measurement period adjustments (1)	9.0	0.3	3.0	12.3
Acquisitions (1)	29.2	—	7.5	36.7
Balance, December 31, 2018	$396.5	$50.9	$186.6	$634.0
Foreign currency translation and other	(25.0)	(0.6)	(2.6)	(28.2)
Balance, December 31, 2019	$371.5	$50.3	$184.0	$605.8
(1)	Represents measurement period adjustments related to the Geist and Energy Labs acquisitions. See note 2 for additional information.

Schedule of gross carrying amount and accumulated amortization of identifiable intangible assets

		Accumulated
As of December 31, 2019	Gross	Amortization	Net
Customer relationships	$1,099.2	$(268.2)	$831.0
Developed Technology	328.2	(105.4)	222.8
Capitalized software	103.3	(35.8)	67.5
Trademarks	38.6	(12.4)	26.2
Favorable operating leases	2.1	(2.1)	—
Total finite-lived identifiable intangible assets	$1,571.4	$(423.9)	$1,147.5
Indefinite-lived Trademarks	294.1	—	294.1
Total Intangible Assets	$1,865.5	$(423.9)	$1,441.6

		Accumulated
As of December 31, 2018	Gross	Amortization	Net
Customer relationships	$1,102.0	$(180.4)	$921.6
Developed Technology	326.2	(70.5)	255.7
Capitalized software	81.6	(17.9)	63.7
Trademarks	38.6	(7.7)	30.9
Favorable operating leases	2.1	(1.8)	0.3
Backlog	139.2	(139.2)	—
Total finite-lived identifiable intangible assets	$1,689.7	$(417.5)	$1,272.2
Indefinite-lived Trademarks	292.0	—	292.0
Total Intangible Assets	$1,981.7	$(417.5)	$1,564.2